Commitments and Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended			3 Months Ended
	Mar. 02, 2011	Jan. 12, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Nov. 30, 2013
Loss Contingencies [Line Items]
Rental expense			$ 7.2	$ 4.6	$ 2.1
Future commitments under operating leases			24.7
Restructuring Reserve			10.5	69.5
Maximum amount that may be paid to Soitec in any future year							0.4
Damages awarded	19.0	0.2
Scenario, Previously Reported [Member]
Loss Contingencies [Line Items]
Damages awarded	5.1
Parent Company [Member] | Selling, General and Administrative Expenses [Member]
Loss Contingencies [Line Items]
Litigation settlement expenses						4.7
Non Cancellable Operating Lease [Member]
Loss Contingencies [Line Items]
Future commitments under operating leases			$ 23.6